EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016
Net income attributable to the Company	7,641	93,218

	2017	2016
Weighted average number of shares (000s)	169,809	156,387

The options issued by the Company did not have an impact on the calculation of earnings per share.